BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BORROWINGS

Borrowings consisted of the following as of September 30, 2024 (in thousands):

	Original Amount Borrowed	Loan Duration	Annual Interest Rate	Amount
Lender 1	¥20,000	6/1/2015-5/10/2025	1.90%	¥1,296
Lender 2	90,000	8/20/2024-11/20/2024	4.60%	90,000
Lender 3	50,000	3/31/2023-3/31/2026	1.93%	24,980
Lender 4	200,000	2/1/2024-1/31/2025	2.85%	74,000
Lender 5	40,000	3/29/2024-3/29/2027	1.93%	33,328
Lender 6	30,000	6/14/2024-6/30/2025	4.00%	22,650
Aggregate outstanding principal balances				246,254
Less: current portion and short-term borrowings				(217,970)
Long-term portion of borrowings				¥28,284

Borrowings consisted of the following as of September 30, 2023 (in thousands):

	Original Amount Borrowed	Loan Duration	Annual Interest Rate	Amount
Lender 1	¥20,000	6/1/2015-5/10/2025	1.90%	¥3,300
Lender 2	10,000	5/24/2019-5/24/2024	2.18%	1,316
Lender 3	90,000	5/19/2023-5/19/2024	1.90%	90,000
Lender 4	50,000	3/31/2023-3/31/2026	1.78%	41,660
Lender 5	90,000	2/24/2023-1/31/2024	2.70%	105,000
Aggregate outstanding principal balances				241,276
Less: current portion and short-term borrowings				(215,000)
Long-term portion of borrowings				¥26,276

SCHEDULE OF GUARANTY INFORMATION FOR OUTSTANDING BORROWINGS

The guaranty information for the Company’s outstanding borrowings consisted of the following as of September 30, 2024 and 2023 (in thousands):

	As of September 30,
	2024	2023
Current portion of borrowings
Guaranteed by CEO of the Company	¥31,320	¥20,000

Borrowings – net of current portion
Guaranteed by CEO of the Company	¥28,284	¥26,276

SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF BORROWING

As of September 30, 2024, the annual aggregate maturities of borrowing during each of the next five fiscal years were as follows (in thousands):

Amount
2025	¥217,970
2026	21,644
2027	6,640
2028	-
2029	-
Thereafter	-
Total borrowings	¥246,254